Customer and commercial financing (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of customer and commercial financing maturities

	12.31.2022	12.31.2021
Aircraft (i)	70.1	7.9
Spare parts (ii)	55.1	29.8

	125.2	37.7
Expected credit losses	(24.0)	(5.7)

	101.2	32.0
Current portion	50.8	9.6
Non-current portion	50.4	22.4

Summary of Changes in Expected Credit Loss Customer and Commercial Financing	The changes in ECL provision during the periods are presented below:

	12.31.2022	12.31.2021
Beginning balance	(5.7)	(19.1)
(Additions)/Reversal	(18.3)	13.4

Ending balance	(24.0)	(5.7)

Summary of Longterm Customer Financing Maturities	As of December 31, 2022, the maturity schedules of the long-term customer financing are:

Year
2024	35.5
2025	8.7
2026	6.2

50.4